                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-2901

                   RIVERSOURCE TAX-EXEMPT INCOME SERIES, INC.
               (Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota               55474
         (Address of principal executive offices)                    (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 11/30

Date of reporting period: 08/31

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                     RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND

                                AT AUG. 31, 2008



AUG. 31, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES





MUNICIPAL BONDS (96.1%)
NAME OF
ISSUER AND                          COUPON           PRINCIPAL
TITLE OF ISSUE(e,f)                  RATE              AMOUNT                VALUE(a)


ALABAMA (0.6%)
City of Huntsville
 Unlimited General Obligation
 Refunding Warrants
 Series 2002D
 11-01-14                            5.50%            $3,425,000           $3,789,489
City of Mobile
 Unlimited General Obligation Warrants
 Series 2001 (AMBAC)
 02-15-12                            4.75              1,000,000            1,063,990
County of Jefferson
 Revenue Bonds
 Series 2004A
 01-01-23                            5.25              7,500,000            6,600,225
Montgomery Medical Clinic Board
 Revenue Bonds
 Jackson Hospital & Clinic
 Series 2006
 03-01-21                            5.13              3,750,000            3,610,913
                                                                      ---------------
Total                                                                      15,064,617
-------------------------------------------------------------------------------------


ALASKA (0.1%)
Alaska Energy Authority
 Refunding Revenue Bonds
 Bradley Lake
 3rd Series 1999 (FSA)
 07-01-14                            6.00              2,000,000            2,277,720
-------------------------------------------------------------------------------------


ARIZONA (2.5%)
Arizona Health Facilities Authority
 Revenue Bonds
 Banner Health
 Series 2008D
 01-01-32                            5.38             29,200,000           28,608,407
Arizona Health Facilities Authority
 Revenue Bonds
 Phoenix Childrens Hospital
 Series 2007B
 02-02-15                            2.69              7,500,000(k)         6,864,375
Maricopa County Industrial Development Authority
 Revenue Bonds
 Catholic Healthcare West
 Series 2004A
 07-01-23                            5.38              2,500,000            2,509,750
 07-01-26                            5.50              5,000,000            5,029,350
Phoenix Civic Improvement Corporation
 Refunding Revenue Bonds
 Junior Lien
 Series 2001 (FGIC)
 07-01-12                            5.00              1,800,000            1,941,084
Salt Verde Financial Corporation
 Revenue Bonds
 Series 2007
 12-01-32                            5.00             16,000,000           13,552,800
Scottsdale Industrial Development Authority
 Refunding Revenue Bonds
 Scottsdale Health Care
 Series 2008A
 09-01-30                            5.25              1,750,000            1,674,558
Tucson
 Refunding Revenue Bonds
 Series 2002 (FGIC)
 07-01-13                            5.50              2,380,000            2,615,120
 07-01-14                            5.50              1,500,000            1,638,750
                                                                      ---------------
Total                                                                      64,434,194
-------------------------------------------------------------------------------------


ARKANSAS (0.1%)
County of Washington
 Revenue Bonds
 Construction Regional Medical Center
 Series 2005A
 02-01-35                            5.00              4,250,000            3,772,088
-------------------------------------------------------------------------------------


CALIFORNIA (13.1%)
Abag Finance Authority for Nonprofit Corporations
 Revenue Bonds
 San Diego Hospital Association
 Series 2001A
 08-15-20                            6.13              3,750,000            3,853,725
Anaheim Public Financing Authority
 Revenue Bonds
 Series 2007 (MBIA)
 02-01-33                            4.75              6,000,000            5,830,800
Bay Area Toll Authority
 Revenue Bonds
 Series 2007F
 04-01-31                            5.00             17,000,000           17,212,330
California Educational Facilities Authority
 Revenue Bonds
 University of Southern California
 Series 2007A
 10-01-37                            4.75              2,000,000            1,947,620
California Health Facilities Financing Authority
 Refunding Revenue Bonds
 Cedars-Sinai Medical Center
 Series 2005
 11-15-18                            5.00              2,200,000            2,258,762
 11-15-34                            5.00              1,000,000              952,250
California Health Facilities Financing Authority
 Revenue Bonds
 Catholic Healthcare West
 Series 2004G
 07-01-23                            5.25              4,790,000            4,772,564
California Health Facilities Financing Authority
 Revenue Bonds
 Kaiser Permanente
 Series 2006A
 04-01-39                            5.25              4,500,000            4,399,245
California Health Facilities Financing Authority
 Revenue Bonds
 Lucile Salter Packard Hospital
 Series 2003C (AMBAC)
 08-15-25                            5.00              6,340,000            6,451,204
California Housing Finance Agency
 Revenue Bonds
 Home Mortgage
 Series 2006H (FGIC) A.M.T.
 08-01-30                            5.75              8,200,000            8,326,772
California Housing Finance Agency
 Revenue Bonds
 Home Mortgage
 Series 2006K A.M.T.
 02-01-42                            5.50             12,490,000           12,690,216
California Municipal Finance Authority
 Revenue Bonds
 Biola University
 Series 2008
 10-01-34                            5.88              4,000,000            3,997,080


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- PORTFOLIO OF INVESTMENTS AT AUG. 31, 2008

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(e,f)                           RATE              AMOUNT                VALUE(a)
CALIFORNIA (CONT.)
California Pollution Control Financing Authority
 Revenue Bonds
 Waste Management Incorporated Project
 Series 2005C A.M.T.
 11-01-23                            5.13%            $1,000,000             $860,290
California State Department of Water Resources
 Revenue Bonds
 Power Supply
 Series 2008H
 05-01-22                            5.00              5,600,000            5,844,104
California Statewide Communities Development Authority
 Revenue Bonds
 CHF- Irvine LLC -- UCI East Campus
 Series 2008
 05-15-32                            5.75              5,500,000            5,422,450
California Statewide Communities Development Authority
 Revenue Bonds
 Kaiser Permanente
 Series 2006B
 03-01-45                            5.25              9,500,000            9,200,275
California Statewide Communities Development Authority
 Revenue Bonds
 Sutter Health
 Series 2002B
 08-15-28                            5.50              4,000,000            4,049,480
California Statewide Communities Development Authority
 Revenue Bonds
 Thomas Jefferson School of Law
 Series 2008A
 10-01-38                            7.25              4,000,000            3,876,200
Chabot-Las Positas Community College District
 Unlimited General Obligation Bonds
 Capital Appreciation Election of 2004
 Zero Coupon
 Series 2006B (AMBAC)
 08-01-18                            4.65              1,500,000(l)           953,760
City of Azusa
 Special Tax Bonds Escrow
 Community Facilities
 Series 2007
 09-01-37                            5.00              2,845,000            2,313,184
City of Long Beach
 Refunding Revenue Bonds
 Series 2005A (MBIA) A.M.T.
 05-15-20                            5.00              2,520,000            2,497,799
 05-15-21                            5.00              5,000,000            4,921,150
City of San Jose
 Revenue Bonds
 Series 2001A (FGIC)
 03-01-31                            5.00              5,690,000            5,488,859
City of San Jose
 Revenue Bonds
 Series 2007A (AMBAC) A.M.T.
 03-01-15                            5.00              3,000,000            3,046,590
 03-01-16                            5.00              3,000,000            3,028,020
East Bay Municipal Utility District
 Refunding Revenue Bonds
 Series 2007A (FGIC)
 06-01-37                            5.00              8,000,000            7,963,120
Foothill-De Anza Community College District
 Unlimited General Obligation Bonds
 Series 2007A (AMBAC)
 08-01-27                            5.00              1,500,000            1,541,235
Fremont Union High School District/Santa Clara County
 Unlimited General Obligation Bonds
 Election of 2008
 Series 2008
 08-01-30                            4.75              3,925,000            3,931,005
Golden State Tobacco Securitization Corporation
 Prerefunded Revenue Bonds
 Series 2003A-1
 06-01-39                            6.75              5,750,000            6,646,253
 06-01-40                            6.63              5,100,000            5,866,989
Golden State Tobacco Securitization Corporation
 Revenue Bonds
 Series 2003A-1
 06-01-33                            6.25              4,910,000            5,350,525
Golden State Tobacco Securitization Corporation
 Revenue Bonds
 Series 2005 (AMBAC)
 06-01-45                            5.00              7,750,000            6,950,819
Lammersville School District Community Facilities
 Special Tax Bonds
 Mountain House
 Series 2006
 09-01-35                            5.13                875,000              747,381
Los Angeles Department of Water & Power
 Revenue Bonds
 Series 2003A (FGIC)
 07-01-43                            5.00             11,750,000           11,513,590
Los Angeles Unified School District
 Unlimited General Obligation Refunding Bonds
 Series 2002 (MBIA)
 07-01-16                            5.75              5,000,000            5,741,150
Northern California Power Agency
 Prerefunded Revenue Bonds
 Geothermal Project #3
 Series 1987A
 07-01-09                            5.00              4,885,000            5,002,875
Orange Unified School District Community Facilities
 Special Tax Bonds
 Del Rio School Facilities
 Series 2007-2
 09-01-37                            5.00              1,000,000              856,040
San Diego Community College District
 Unlimited General Obligation Bonds
 Election of 2006
 Series 2007 (FSA)
 08-01-30                            5.00              2,500,000            2,554,050
San Diego Unified School District
 Unlimited General Obligation Bonds
 Election of 1998
 Series 2002D (FGIC)
 07-01-27                            5.00              8,000,000            8,560,801
San Francisco City & County Airports Commission
 Revenue Bonds
 2nd Series 2000-26A (FGIC) A.M.T.
 05-01-22                            5.25             14,150,000           13,601,688
San Jose Redevelopment Agency
 Refunding Tax Allocation Bonds
 Merged Area Redevelopment Project
 Series 2004A (MBIA)
 08-01-18                            4.54              4,000,000            4,056,080
Simi Valley School Financing Authority
 Refunding Revenue Bonds
 University School District
 Series 2007 (FSA)
 08-01-23                            5.00              1,500,000            1,582,665
State of California
 Prerefunded Unlimited General Obligation Bonds
 Series 2004
 04-01-29                            5.30              5,584,000            6,281,442
State of California
 Prerefunded Unlimited General Obligation Bonds
 Series 2004 (FGIC)
 02-01-33                            5.00              2,500,000            2,756,450
State of California
 Unlimited General Obligation Bonds
 Series 2003
 02-01-17                            5.25             16,735,000           17,771,231
 02-01-21                            5.25              2,500,000            2,584,100
 02-01-29                            5.25              5,000,000            5,058,700
State of California
 Unlimited General Obligation Bonds
 Series 2004A
 07-01-14                            5.25              7,480,000            8,349,550
State of California
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2003
 11-01-22                            5.00              5,000,000            5,090,800
 11-01-23                            5.13              5,000,000            5,098,550
 11-01-24                            5.13              8,000,000            8,139,280
 11-01-29                            5.25              5,375,000            5,447,401
State of California
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2005
 06-01-35                            4.75              2,500,000            2,358,925
State of California
 Unlimited General Obligation Bonds
 Zero Coupon
 Series 1991-33 (MBIA)
 10-01-11                            3.83             20,800,000(l)        18,931,744
State of California
 Unlimited General Obligation Refunding Bonds
 Series 2005
 05-01-23                            5.00             18,500,000           18,845,395
State of California
 Unrefunded Unlimited General Obligation Bonds
 Series 2004
 04-01-29                            5.30                  6,000                6,105
Turlock Irrigation District
 Certificate of Participation
 Series 2003A (MBIA)
 01-01-33                            5.00              4,450,000            4,406,434


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
2 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- PORTFOLIO OF INVESTMENTS AT AUG. 31, 2008

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(e,f)                           RATE              AMOUNT                VALUE(a)
CALIFORNIA (CONT.)
Walnut Energy Center Authority
 Revenue Bonds
 Series 2004A (AMBAC)
 01-01-29                            5.00%            $9,365,000           $9,364,344
                                                                      ---------------
Total                                                                     337,151,446
-------------------------------------------------------------------------------------


COLORADO (1.4%)
Baptist Road Rural Transportation Authority
 Revenue Bonds
 Series 2007
 12-01-17                            4.80              1,000,000              913,100
 12-01-22                            4.95              2,000,000            1,714,820
 12-01-26                            5.00              2,000,000            1,633,780
Colorado Health Facilities Authority
 Refunding Revenue Bonds
 Valley View Hospital Association
 Series 2008
 05-15-28                            5.50              3,250,000            3,153,118
Colorado Health Facilities Authority
 Revenue Bonds
 Evangelical Lutheran
 Series 2005
 06-01-23                            5.25              1,200,000            1,167,012
Loveland Special Improvement District #1
 Prerefunded Unlimited General Obligation Bonds
 Series 2000
 07-01-29                            7.50              4,500,000            4,976,416
North Range Metropolitan District #1
 Prerefunded Limited General Obligation Bonds
 Series 2001
 12-15-31                            7.25             12,845,000           14,525,511
North Range Metropolitan District #2
 Limited Tax General Obligation Bonds
 Series 2007
 12-15-27                            5.50              2,765,000            2,378,923
 12-15-37                            5.50              3,100,000            2,543,612
University of Colorado
 Revenue Bonds
 Series 2002A (FGIC)
 06-01-12                            5.00              3,300,000            3,517,866
                                                                      ---------------
Total                                                                      36,524,158
-------------------------------------------------------------------------------------


CONNECTICUT (0.3%)
State of Connecticut
 Unlimited General Obligation Refunding Bonds
 Series 2001E
 11-15-15                            5.13              6,875,000            7,322,906
-------------------------------------------------------------------------------------


DISTRICT OF COLUMBIA (0.7%)
Metropolitan Washington Airports Authority
 Refunding Revenue Bonds
 Series 2007A (AMBAC) A.M.T.
 10-01-22                            4.75              4,250,000            4,031,975
Metropolitan Washington Airports Authority
 Revenue Bonds
 Series 2001A (MBIA) A.M.T.
 10-01-27                            5.50             13,790,000           13,824,199
                                                                      ---------------
Total                                                                      17,856,174
-------------------------------------------------------------------------------------


FLORIDA (3.1%)
Brevard County Health Facilities Authority
 Revenue Bonds
 Health First Incorporated Project
 Series 2005
 04-01-24                            5.00              5,000,000            4,729,300
 04-01-34                            5.00              4,250,000            3,768,348
City of Lakeland
 Prerefunded Revenue Bonds
 Lakeland Regional Health Systems
 Series 2002
 11-15-32                            5.50              9,400,000           10,387,094
Florida State Board of Education
 Unlimited General Obligation Refunding Bonds
 Capital Outlay
 Series 2002D
 06-01-11                            5.00              7,295,000            7,779,023
Florida State Division of Bond Finance
 Refunding Revenue Bonds
 Department of Environmental Protection
 Series 1997B (AMBAC)
 07-01-12                            6.00              2,500,000            2,768,975
Harbor Bay Community Development District
 Special Assessment Bonds
 Series 2001B
 05-01-10                            6.35              2,840,000            2,823,755
Highlands County Health Facilities Authority
 Prerefunded Revenue Bonds
 Hospital -- Adventist Health Systems
 Series 2002B
 11-15-23                            5.25             10,300,000           11,266,654
Highlands County Health Facilities Authority
 Refunding Revenue Bonds
 Hospital -- Adventist Health Systems
 Series 2006G
 11-15-21                            5.13              2,000,000            2,005,820
 11-15-32                            5.13             12,970,000           12,374,028
Highlands County Health Facilities Authority
 Revenue Bonds
 Hospital -- Adventist Health Systems
 Series 2006C
 11-15-36                            5.25              8,900,000            8,569,899
Jacksonville Health Facilities Authority
 Revenue Bonds
 Brooks Health System
 Series 2007
 11-01-38                            5.25              5,000,000            4,454,200
Sarasota County Health Facility Authority
 Refunding Revenue Bonds
 Village on the Isle Project
 Series 2007
 01-01-14                            5.00              1,500,000            1,436,175
Seminole Indian Tribe of Florida
 Revenue Bonds
 Series 2007A
 10-01-27                            5.25              3,000,000(d)         2,684,070
Tampa Bay Water Utility System
 Improvement Refunding Revenue Bonds
 Series 2001A (FGIC)
 10-01-12                            4.50              5,000,000            5,213,100
                                                                      ---------------
Total                                                                      80,260,441
-------------------------------------------------------------------------------------


GEORGIA (3.6%)
Appling County Development Authority
 Revenue Bonds
 Georgia Power Company Plant Hatch Project
 Series 2006 (AMBAC)
 07-01-16                            4.40             13,000,000           13,168,350
City of Atlanta
 Refunding Revenue Bonds
 Series 2003D (FGIC) A.M.T.
 01-01-16                            5.25             11,145,000           11,288,993
City of Atlanta
 Revenue Bonds
 Series 2001A (MBIA)
 11-01-39                            5.00              8,500,000            8,175,045
Colquitt County Development Authority
 Subordinated Revenue Bonds
 Zero Coupon
 Series 1991C Escrowed to Maturity
 12-01-21                            6.87             26,350,000(l)        14,401,329
Fulton County Development Authority
 Revenue Bonds
 Georgia Tech Athletic Association
 Series 2001 (AMBAC)
 10-01-12                            5.50              2,385,000            2,565,068
Fulton County Development Authority
 Revenue Bonds
 Georgia Tech Foundation Funding
 Series 2002A
 11-01-13                            5.25              1,105,000            1,188,803
Main Street Natural Gas Incorporated
 Revenue Bonds
 Series 2008A
 07-15-28                            6.25             44,000,000           40,882,159
                                                                      ---------------
Total                                                                      91,669,747
-------------------------------------------------------------------------------------


HAWAII (0.9%)
City & County of Honolulu
 Unlimited General Obligation Refunding Bonds
 Series 1993 Inverse Floater
 09-11-08                            7.17             10,000,000(i)        10,026,555
Hawaii State Department of Budget & Finance
 Refunding Revenue Bonds
 Electric Company & Subsidiary Project
 Series 2003B (XLCA) A.M.T.
 12-01-22                            5.00             12,500,000           11,780,750
                                                                      ---------------
Total                                                                      21,807,305
-------------------------------------------------------------------------------------


ILLINOIS (3.0%)
Chicago O'Hare International Airport
 Revenue Bonds
 2nd Lien Passenger Facility
 Series 2001C (AMBAC) A.M.T.
 01-01-11                            5.25              3,260,000            3,363,929
Gilberts Special Service Area #9
 Prerefunded Special Tax Bonds
 Big Timber Project
 Series 2001
 03-01-30                            7.88              3,407,000            3,910,044


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
3 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- PORTFOLIO OF INVESTMENTS AT AUG. 31, 2008

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(e,f)                           RATE              AMOUNT                VALUE(a)
ILLINOIS (CONT.)
Illinois Finance Authority
 Refunding Revenue Bonds
 Commonwealth Edison Company
 Series 1994 (AMBAC)
 01-15-14                            5.85%            $4,500,000           $4,936,185
Illinois Finance Authority
 Revenue Bonds
 Northwest Community Hospital
 Series 2008A
 07-01-33                            5.38              4,000,000(b)         3,874,520
Illinois Finance Authority
 Revenue Bonds
 Sedgebrook Incorporated Facility
 Series 2007A
 11-15-11                            5.50              1,000,000              991,520
Illinois Finance Authority
 Subordinated Revenue Bonds
 Regency
 Zero Coupon
 Series 1990 Escrowed to Maturity
 04-15-20                            7.75             68,000,000(l)        40,484,480
Illinois Health Facilities Authority
 Revenue Bonds
 South Suburban
 Series 1992 Escrowed to Maturity
 02-15-09                            7.00                415,000              423,810
 02-15-18                            7.00              3,025,000            3,589,102
Metropolitan Pier & Exposition Authority
 Revenue Bonds
 McCormick Place Expansion
 Series 2002A (MBIA)
 06-15-42                            5.25             13,400,000           13,550,482
Will County Community Unit School District #365 -- Valley View
 Unlimited General Obligations Bonds
 Zero Coupon
 Series 1997B (FSA)
 11-01-16                            4.60              3,165,000(l)         2,269,780
                                                                      ---------------
Total                                                                      77,393,852
-------------------------------------------------------------------------------------


INDIANA (1.0%)
East Chicago Elementary School Building Corporation
 Refunding Revenue Bonds
 1st Mortgage
 Series 1996
 01-05-16                            6.25              8,000,000            8,671,200
Indiana Finance Authority
 Refunding Revenue Bonds
 Sisters of St. Francis Health
 Series 2008
 11-01-32                            5.38              4,000,000(b)         3,907,120
Indiana Health & Educational Facilities Financing Authority
 Revenue Bonds
 Clarian Health Obligation
 Series 2006A
 02-15-36                            5.00              4,375,000            3,963,618
Indiana Housing Finance Authority
 Revenue Bonds
 Series 2002A (GNMA/FNMA) A.M.T.
 01-01-33                            5.45                340,000              346,650
St. Joseph County Hospital Authority
 Revenue Bonds
 Memorial Hospital of South Bend
 Series 1980 Escrowed to Maturity
 06-01-10                            9.40                485,000              526,244
Vigo County Hospital Authority
 Revenue Bonds
 Union Hospital Incorporated
 Series 2007
 09-01-37                            5.70              3,950,000            3,359,041
Wayne Township School Building Corporation -- Marion County
 Prerefunded Revenue Bonds
 1st Mortgage
 Series 2003A (FGIC)
 01-15-28                            5.25              4,750,000            5,266,468
                                                                      ---------------
Total                                                                      26,040,341
-------------------------------------------------------------------------------------


IOWA (0.3%)
Iowa Finance Authority
 Refunding Revenue Bonds
 Correctional Facility Program
 Series 2002 (MBIA)
 06-15-13                            5.38              6,000,000            6,630,240
-------------------------------------------------------------------------------------


KANSAS (0.4%)
University of Kansas Hospital Authority
 Improvement Refunding Revenue Bonds
 Health System
 Series 2006
 09-01-23                            5.00              5,000,000            4,822,500
 09-01-25                            5.00              5,000,000            4,777,650
                                                                      ---------------
Total                                                                       9,600,150
-------------------------------------------------------------------------------------


KENTUCKY (1.1%)
Kentucky Economic Development Finance Authority
 Revenue Bonds
 Louisville Arena
 Sub Series 2008A-1
 12-01-33                            6.00              3,200,000(b)         3,261,152
Louisville & Jefferson County Metropolitan Government
 Revenue Bonds
 Jewish Hospital St. Marys Healthcare
 Series 2008
 02-01-27                            5.75             24,000,000           24,187,920
                                                                      ---------------
Total                                                                      27,449,072
-------------------------------------------------------------------------------------


LOUISIANA (3.2%)
Louisiana State Citizens Property Insurance Corporation
 Revenue Bonds
 Series 2006B (AMBAC)
 06-01-16                            5.00              9,500,000           10,026,965
Parish of St. John the Baptist
 Revenue Bonds
 Marathon Oil Corporation
 Series 2007A
 06-01-37                            5.13              6,850,000            5,883,123
State of Louisiana
 Revenue Bonds
 Series 2005A (FGIC)
 05-01-19                            5.25              4,505,000            4,753,361
Tobacco Settlement Financing Corporation
 Asset-backed Revenue Bonds
 Series 2001B
 05-15-30                            5.50             30,225,000           28,435,982
 05-15-39                            5.88             35,270,000           31,961,674
                                                                      ---------------
Total                                                                      81,061,105
-------------------------------------------------------------------------------------


MAINE (0.1%)
Maine State Housing Authority
 Revenue Bonds
 Series 2003A-2 A.M.T.
 11-15-32                            5.00              3,000,000            2,608,890
-------------------------------------------------------------------------------------


MARYLAND (1.7%)
City of Brunswick
 Special Tax Bonds
 Brunswick Crossing Special Taxing
 Series 2006
 07-01-36                            5.50              7,000,000            5,612,390
County of Baltimore
 Revenue Bonds
 Catholic Health Initiatives
 Series 2006A
 09-01-26                            5.00             20,500,000           20,451,620
County of Howard
 Unrefunded Unlimited General Obligation Bonds
 Consolidated Public Improvement
 Series 2002A
 08-15-12                            5.25              6,275,000            6,781,957
Maryland Health & Higher Educational Facilities Authority
 Revenue Bonds
 Washington County Hospital
 Series 2008
 01-01-33                            5.75              3,495,000            3,414,161
Maryland State Economic Development Corporation
 Revenue Bonds
 University of Maryland College Park Projects
 Series 2008
 06-01-33                            5.75              1,600,000            1,590,640
State of Maryland
 Unlimited General Obligation Bonds
 State & Local Facilities Loan
 Capital Improvement
 Series 2002A
 03-01-17                            5.50              5,000,000            5,749,600
                                                                      ---------------
Total                                                                      43,600,368
-------------------------------------------------------------------------------------


MASSACHUSETTS (5.6%)
City of Boston
 Revenue Bonds
 Series 2004A
 11-01-22                            5.00              5,435,000            5,647,672
Commonwealth of Massachusetts
 Limited General Obligation Bonds
 Consolidation Loan
 Series 2001D (MBIA)
 11-01-13                            6.00             15,000,000           17,152,650


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
4 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- PORTFOLIO OF INVESTMENTS AT AUG. 31, 2008

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(e,f)                           RATE              AMOUNT                VALUE(a)
MASSACHUSETTS (CONT.)
Commonwealth of Massachusetts
 Limited General Obligation Refunding Bonds
 Series 2004B
 08-01-22                            5.25%              $500,000             $555,460
 08-01-28                            5.25              3,000,000            3,314,790
Commonwealth of Massachusetts
 Prerefunded Limited General Obligation Bonds
 Consolidated Loan
 Series 2002C Escrowed to Maturity (FSA)
 11-01-15                            5.50              1,025,000            1,177,592
Commonwealth of Massachusetts
 Prerefunded Limited General Obligation Bonds
 Consolidated Loan
 Series 2002C
 11-01-30                            5.25              3,945,000            4,293,067
Commonwealth of Massachusetts
 Refunding Revenue Bonds
 Series 2005 (FGIC)
 01-01-27                            5.50              4,500,000            4,880,970
 01-01-28                            5.50              7,500,000            8,116,575
Massachusetts Bay Transportation Authority
 Prerefunded Revenue Bonds
 Series 2005A
 07-01-25                            5.00                250,000              278,245
Massachusetts Bay Transportation Authority
 Refunding Revenue Bonds
 Series 1992B
 03-01-16                            6.20              1,500,000            1,717,995
Massachusetts Bay Transportation Authority
 Revenue Bonds
 Series 2005A
 07-01-30                            5.00              1,450,000            1,541,713
 07-01-31                            5.00              3,000,000            3,172,740
Massachusetts Development Finance Agency
 Prerefunded Revenue Bonds
 Briarwood
 Series 2001B
 12-01-30                            8.25              5,750,000            6,530,218
Massachusetts Development Finance Agency
 Refunding Revenue Bonds
 Simons Rock College of Bard
 Series 2007
 08-01-36                            4.70                500,000              451,535
Massachusetts Development Finance Agency
 Revenue Bonds
 Adventcare Project
 Series 2007A
 10-15-28                            6.65              5,000,000            4,452,600
Massachusetts Development Finance Agency
 Revenue Bonds
 Boston University
 Series 1999P
 05-15-59                            6.00              2,325,000            2,496,492
Massachusetts Development Finance Agency
 Revenue Bonds
 Devens Electric System
 Series 2001
 12-01-30                            6.00              1,000,000            1,032,470
Massachusetts Development Finance Agency
 Revenue Bonds
 Linden Ponds Incorporated Facility
 Series 2007A
 11-15-09                            5.00              1,000,000              994,940
 11-15-11                            5.13              1,100,000            1,081,333
Massachusetts Development Finance Agency
 Revenue Bonds
 May Institute
 Series 1999 (Radian Group Financial Guaranty)
 09-01-29                            5.75              1,000,000              995,170
Massachusetts Development Finance Agency
 Revenue Bonds
 Waste Management Incorporated Project
 Series 2003 A.M.T.
 06-01-14                            5.45              1,750,000            1,677,305
Massachusetts Development Finance Agency
 Revenue Bonds
 Wheelock College
 Series 2007C
 10-01-37                            5.25                500,000              467,525
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Boston College
 Series 2003N
 06-01-21                            5.25              1,000,000            1,061,130
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Care Group
 Series 2008E-1
 07-01-38                            5.13              3,000,000            2,737,740
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Catholic Health East
 Series 2007C
 11-15-32                            2.70                500,000(k)           380,125
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Covenant Health Systems
 Series 2007
 07-01-30                            5.00                500,000              471,740
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Covenant Health Systems
 Series 2007B
 07-01-31                            5.00              3,235,000            3,027,831
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Emmanuel College
 Series 2007 (MBIA)
 07-01-25                            5.00                550,000              524,073
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Fisher College
 Series 2007A
 04-01-37                            5.13                500,000              411,190
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Harvard University
 Series 2002FF
 07-15-37                            5.13              5,500,000            5,587,945
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Lahey Clinic Medical Center
 Series 2007D
 08-15-28                            5.25              4,000,000            4,046,640
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Massachusetts Institute of Technology
 Series 2004M
 07-01-25                            5.25                500,000              562,890
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Milford Regional Medical
 Series 2007E
 07-15-22                            5.00              1,250,000            1,149,325
 07-15-27                            5.00              5,500,000            4,874,705
 07-15-32                            5.00              4,720,000            3,990,241
 07-15-37                            5.00                500,000              412,850
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Partners Healthcare Systems
 Series 2007G-5
 07-01-47                            5.00              1,000,000              961,710
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Quincy Medical Center
 Series 2008A
 01-15-38                            6.50              7,420,000            7,029,930
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Williams College
 Series 2003H
 07-01-33                            5.00              1,000,000            1,008,050
Massachusetts Housing Finance Agency
 Revenue Bonds
 Series 2007D A.M.T.
 06-01-40                            4.85                750,000              611,003
Massachusetts Housing Finance Agency
 Revenue Bonds
 Single Family
 Series 2006-122 A.M.T.
 12-01-31                            4.85              5,140,000            4,415,003
Massachusetts Municipal Wholesale Electric Company
 Revenue Bonds
 Nuclear Project #5
 Series 2001A (MBIA)
 07-01-10                            5.00              1,000,000            1,045,010
Massachusetts Port Authority
 Refunding Revenue Bonds
 Series 2007C (FSA) A.M.T.
 07-01-14                            5.00              1,415,000            1,464,850
Massachusetts School Building Authority
 Revenue Bonds
 Series 2007A (AMBAC)
 08-15-32                            4.75              5,000,000            4,929,500
Massachusetts State Water Pollution Abatement
 Prerefunded Revenue Bonds
 Pool Program
 Series 2004-10
 08-01-34                            5.00                855,000              945,810


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
5 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- PORTFOLIO OF INVESTMENTS AT AUG. 31, 2008

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(e,f)                           RATE              AMOUNT                VALUE(a)
MASSACHUSETTS (CONT.)
Massachusetts State Water Pollution Abatement
 Refunding Revenue Bonds
 Pool Program
 Series 2004A
 08-01-16                            5.25%            $5,000,000           $5,649,800
Massachusetts State Water Pollution Abatement
 Unrefunded Revenue Bonds
 Pool Program
 Series 2004-10
 08-01-34                            5.00                145,000              146,772
Massachusetts Water Resources Authority
 Refunding Revenue Bonds
 Series 2005A (MBIA)
 08-01-22                            5.00                500,000              523,805
Massachusetts Water Resources Authority
 Revenue Bonds
 Series 1992A Escrowed to Maturity
 07-15-19                            6.50              3,500,000            4,152,855
Massachusetts Water Resources Authority
 Revenue Bonds
 Series 1992A Escrowed to Maturity (FGIC)
 07-15-19                            6.50              2,000,000            2,377,520
Massachusetts Water Resources Authority
 Revenue Bonds
 Series 2004D (MBIA)
 08-01-27                            4.75             10,000,000           10,016,999
University of Massachusetts Building Authority
 Revenue Bonds
 Series 1976 Escrowed to Maturity
 05-01-11                            7.50                 35,000               37,711
                                                                      ---------------
Total                                                                     146,583,810
-------------------------------------------------------------------------------------


MICHIGAN (3.9%)
Anchor Bay School District
 Unlimited General Obligation Bonds
 School Building & Site
 Series 2003 (Qualified School Bond Loan Fund)
 05-01-29                            5.00              1,000,000            1,008,540
Detroit
 Prerefunded Revenue Bonds
 2nd Lien
 Series 2005A (MBIA)
 07-01-30                            5.00                230,000              255,238
Detroit
 Prerefunded Revenue Bonds
 Series 2003B (MBIA)
 07-01-32                            5.25              6,500,000            7,175,479
Detroit
 Revenue Bonds
 Senior Lien
 Series 2003A (MBIA)
 07-01-34                            5.00              1,375,000            1,330,368
Detroit
 Unlimited General Obligation Bonds
 Series 2001A-1 (MBIA)
 04-01-15                            5.38              1,000,000            1,034,110
Detroit
 Unrefunded Revenue Bonds
 2nd Lien
 Series 2005A (MBIA)
 07-01-30                            5.00                270,000              265,054
Garden City Hospital Finance Authority
 Refunding Revenue Bonds
 Series 2007A
 08-15-27                            4.88              5,000,000            3,809,650
Goodrich Area School District
 Prerefunded Unlimited General Obligation Bonds
 Series 2003B (Qualified School Bond Loan Fund)
 05-01-27                            5.00                505,000              555,727
Goodrich Area School District
 Unrefunded Unlimited General Obligation Bonds
 Series 2003B (Qualified School Bond Loan Fund)
 05-01-27                            5.00                495,000              501,717
Grand Rapids Building Authority
 Prerefunded Revenue Bonds
 Series 2002A (AMBAC)
 10-01-17                            5.50                505,000              560,515
Grand Traverse Academy
 Refunding Revenue Bonds
 Series 2007
 11-01-17                            5.00                390,000              367,485
 11-01-22                            5.00                750,000              658,785
 11-01-32                            4.75              1,170,000              897,460
Howell Public Schools
 Unlimited General Obligation Bonds
 School Building & Site
 Series 2003 (Qualified School Bond Loan Fund)
 05-01-29                            5.00              3,855,000            3,887,922
Jackson
 Limited General Obligation Bonds
 Capital Appreciation
 Downtown Development
 Zero Coupon
 Series 2001 (FSA)
 06-01-21                            5.58              1,450,000(l)           787,843
Lansing Community College
 Limited General Obligation Bonds
 Series 2002 (FGIC)
 05-01-12                            5.00              1,000,000            1,077,060
Lawton Community Schools
 Unrefunded Unlimited General Obligation Bonds
 Series 2001 (Qualified School Bond Loan Fund)
 05-01-31                            5.00                200,000              200,858
Marysville Public School District
 Unlimited General Obligation Bonds
 School Building & Site
 Series 2007 (FSA) (Qualified School Bond Loan Fund)
 05-01-37                            4.70              2,375,000            2,256,535
Michigan Higher Education Facilities Authority
 Limited Obligation Refunding Revenue Bonds
 Kalamazoo College Project
 Series 2007
 12-01-33                            5.00                250,000              242,995
 12-01-36                            5.00              1,080,000            1,041,919
Michigan Higher Education Student Loan Authority
 Revenue Bonds
 Series 2006 XVII-Q (AMBAC) A.M.T.
 03-01-26                            4.95                200,000              169,280
 03-01-31                            5.00              7,850,000            6,349,002
Michigan Municipal Bond Authority
 Revenue Bonds
 Clean Water State Revolving Fund
 Series 2001
 10-01-20                            5.00              1,000,000            1,047,110
Michigan Municipal Bond Authority
 Revenue Bonds
 Clean Water State Revolving Fund
 Series 2002
 10-01-15                            5.50              5,000,000            5,707,050
 10-01-20                            5.38              1,000,000            1,068,860
 10-01-21                            5.38              1,000,000            1,068,860
Michigan Municipal Bond Authority
 Revenue Bonds
 Clean Water State Revolving Fund
 Series 2006
 10-01-27                            5.00                390,000              403,619
Michigan Municipal Bond Authority
 Revenue Bonds
 Local Government Loan Program
 Series 2003C
 05-01-13                            5.00              6,050,000            6,570,845
Michigan Municipal Bond Authority
 Revenue Bonds
 School District City of Detroit
 Series 2005 (FSA)
 06-01-19                            5.00              3,500,000            3,679,375
Michigan State Hospital Finance Authority
 Refunding Revenue Bonds
 Henry Ford Health System
 Series 2006A
 11-15-26                            5.00              5,500,000            5,217,795
Michigan State Hospital Finance Authority
 Revenue Bonds
 MidMichigan Obligation Group
 Series 2006A
 04-15-36                            5.00              7,000,000            6,366,990
Michigan State Hospital Finance Authority
 Revenue Bonds
 Oakwood Obligated Group
 Series 2003
 11-01-18                            5.50              1,000,000            1,027,510
Michigan State Housing Development Authority
 Revenue Bonds
 Series 2007A A.M.T.
 12-01-28                            5.50              4,195,000            4,228,308
Michigan State University
 Revenue Bonds
 Series 2007B (AMBAC)
 02-15-37                            2.51                500,000(k)           358,875
Michigan Strategic Fund
 Revenue Bonds
 Republic Services
 Series 2001 A.M.T.
 08-01-31                            4.25              1,885,000            1,718,498
Oakland Schools Intermediate School District
 Limited General Obligation Bonds
 School Building & Site
 Series 2007 (FSA)
 05-01-36                            5.00                500,000              503,115


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
6 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- PORTFOLIO OF INVESTMENTS AT AUG. 31, 2008

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(e,f)                           RATE              AMOUNT                VALUE(a)
MICHIGAN (CONT.)
Pinconning Area Schools
 Unlimited General Obligation Bonds
 School Building & Site
 Series 2007 (FSA) (Qualified School Bond Loan Fund)
 05-01-37                            4.75%              $250,000             $239,415
Roseville School District
 Unlimited General Obligation Refunding Bonds
 School Building & Site
 Series 2006 (FSA) (Qualified School Bond Loan Fund)
 05-01-23                            5.00              3,100,000            3,217,769
State of Michigan
 Certificate of Participation
 Series 2004A (MBIA)
 09-01-31                            4.25                250,000              259,223
Summit Academy North
 Prerefunded Certificate of Participation
 Series 2001
 07-01-30                            7.38              4,890,000            5,311,910
Summit Academy North
 Prerefunded Certificate of Participation
 Series 2001B
 07-01-30                            8.75                990,000            1,098,860
Summit Academy
 Prerefunded Certificate of Participation
 Full Term
 Series 1998
 09-01-18                            7.00              1,970,000            1,970,473
Troy City School District
 Unlimited General Obligation Bonds
 School Building & Site
 Series 2006 (MBIA)
 (Qualified School Board Loan Fund)
 05-01-24                            5.00              5,000,000            5,157,100
Wayne Charter County
 Revenue Bonds
 Detroit Metropolitan Wayne County Airport
 Series 1998B (MBIA)
 12-01-11                            5.25              4,040,000            4,100,236
Wayne County Airport Authority
 Revenue Bonds
 Detroit Metropolitan
 Series 2005 (MBIA) A.M.T.
 12-01-19                            4.75              3,750,000            3,520,200
Williamston Community School District
 Unlimited General Obligation Bonds
 Series 1996 (MBIA)
 (Qualified School Bond Loan Fund)
 05-01-25                            5.50              1,000,000            1,106,040
Ypsilanti School District
 Unlimited General Obligation Bonds
 School Building & Site
 Series 2007 (MBIA)
 (Qualified School Bond Loan Fund)
 05-01-32                            4.50                500,000              464,190
                                                                      ---------------
Total                                                                      99,845,768
-------------------------------------------------------------------------------------


MINNESOTA (4.6%)
City of Maple Grove
 Revenue Bonds
 Maple Grove Hospital Corporation
 Series 2007
 05-01-37                            5.25              1,145,000            1,066,453
County of Meeker
 Revenue Bonds
 Memorial Hospital Project
 Series 2007
 11-01-37                            5.75              1,750,000            1,611,155
Duluth Independent School District #709
 Certificate of Participation
 Series 2008B (School District Credit
 Enhancement Program)
 02-01-26                            4.75              4,040,000            4,072,926
Edina Independent School District #273
 Unlimited General Obligation Bonds
 Series 2004
 02-01-22                            4.25              2,700,000            2,704,239
 02-01-23                            4.50              3,000,000            3,026,250
 02-01-24                            4.50              2,000,000            2,011,880
Minneapolis Special School District #1
 Unlimited General Obligation Refunding Bonds
 Series 2005A (FSA)
 (School District Credit Enhancement Program)
 02-01-15                            5.00              5,965,000            6,487,057
Minneapolis-St. Paul Metropolitan Airports Commission
 Revenue Bonds
 Series 1999B (FGIC) A.M.T.
 01-01-11                            5.50              3,000,000            3,047,790
Minnesota State Municipal Power Agency
 Revenue Bonds
 Series 2004A
 10-01-29                            5.13              2,000,000            2,002,500
Shakopee
 Revenue Bonds
 St. Francis Regional Medical Center
 Series 2004
 09-01-25                            5.10              5,000,000            4,705,600
Southern Minnesota Municipal Power Agency
 Revenue Bonds
 Capital Appreciation
 Zero Coupon
 Series 1994A (MBIA)
 01-01-22                            6.73             17,500,000(l)         9,295,125
 01-01-23                            6.80             26,500,000(l)        13,329,765
 01-01-25                            6.75             17,500,000(l)         7,859,075
 01-01-26                            6.75             17,500,000(l)         7,432,950
St. Louis Park
 Revenue Bonds
 Park Nicollet Health Services
 Series 2008C
 07-01-30                            5.75              3,200,000            3,199,712
St. Paul Housing & Redevelopment Authority
 Refunding Revenue Bonds
 St. Paul Academy & Summit School
 Series 2007
 10-01-24                            5.00              1,000,000            1,005,760
St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 Healtheast Project
 Series 2005
 11-15-25                            6.00              1,250,000            1,236,650
St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 HealthPartners Obligation Group Project
 Series 2006
 05-15-26                            5.25              2,000,000            1,892,380
 05-15-36                            5.25              2,250,000            2,001,038
St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 Lyngblomsten Care Center Housing Project
 Series 1993
 11-01-17                            7.13              1,855,000            1,800,834
St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 Rental -- Lyngblomsten Housing Project
 Series 1993
 11-01-24                            7.00              2,270,000            2,176,612
St. Paul Port Authority
 Revenue Bonds
 Office Building at Cedar Street
 Series 2003
 12-01-23                            5.00              2,540,000            2,639,009
 12-01-27                            5.13              5,465,000            5,569,108
St. Louis Park Healthcare Facilities
 Revenue Bonds
 Park Nicollet Health Services
 Series 2008C
 07-01-23                            5.50             26,775,000           26,843,544
Todd Morrison Cass & Wadena Counties
 United Hospital District
 Unlimited General Obligation Bonds
 Health Care Facilities-Lakewood
 Series 2004
 12-01-34                            5.00              1,025,000              981,591
                                                                      ---------------
Total                                                                     117,999,003
-------------------------------------------------------------------------------------


MISSISSIPPI (1.3%)
Harrison County Wastewater Management District
 Refunding Revenue Bonds
 Wastewater Treatment Facility
 Series 1986 Escrowed to Maturity
 02-01-15                            5.00              4,250,000            4,641,298
Mississippi Hospital Equipment & Facilities Authority
 Revenue Bonds
 Mississippi Baptist Health Systems Incorporated
 Series 2007A
 08-15-26                            5.00              8,000,000            7,821,760
State of Mississippi
 Unlimited General Obligation Refunding Bonds
 Series 2001
 09-01-12                            5.50             10,000,000           11,030,700
State of Mississippi
 Unlimited General Obligation Refunding Bonds
 Series 2002D
 07-01-16                            5.50              7,570,000            8,583,093
                                                                      ---------------
Total                                                                      32,076,851
-------------------------------------------------------------------------------------




See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
7 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- PORTFOLIO OF INVESTMENTS AT AUG. 31, 2008

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(e,f)                           RATE              AMOUNT                VALUE(a)


MISSOURI (0.3%)
Boone County
 Revenue Bonds
 Boone Hospital Center
 Series 2008
 08-01-38                            5.38%            $6,660,000           $6,350,576
Missouri Joint Municipal Electric Utility Commission
 Revenue Bonds
 Plum Point Project
 Series 2006 (MBIA)
 01-01-20                            5.00              1,500,000            1,500,810
                                                                      ---------------
Total                                                                       7,851,386
-------------------------------------------------------------------------------------


NEBRASKA (0.5%)
Madison County Hospital Authority
 Revenue Bonds
 Faith Regular Health Services Project A-1
 Series 2008
 07-01-33                            6.00             11,500,000           10,992,275
Omaha Public Power District
 Revenue Bonds
 Series 1986A Escrowed to Maturity
 02-01-15                            6.00              1,370,000            1,544,127
                                                                      ---------------
Total                                                                      12,536,402
-------------------------------------------------------------------------------------


NEVADA (1.2%)
City of Henderson
 Special Assessment Bonds
 Series 2006T-18
 09-01-35                            5.30             10,700,000            7,199,816
Clark County Improvement District
 Prerefunded Special Assessment Bonds
 #121 Southern Highlands Area
 Series 1999
 12-01-19                            7.50              4,775,000            5,176,434
County of Clark
 Revenue Bonds
 Southwest Gas Corporation Project
 Series 2005A (AMBAC) A.M.T.
 10-01-35                            4.85              5,000,000            3,795,200
Truckee Meadows Water Authority
 Refunding Revenue Bonds
 Series 2006 (FSA)
 07-01-32                            4.75             14,200,000           13,804,246
                                                                      ---------------
Total                                                                      29,975,696
-------------------------------------------------------------------------------------


NEW HAMPSHIRE (0.2%)
New Hampshire Business Finance Authority
 Revenue Bonds
 Public Service Company of New Hampshire Project
 Series 2006B (MBIA) A.M.T.
 05-01-21                            4.75              4,500,000            4,221,945
-------------------------------------------------------------------------------------


NEW JERSEY (2.2%)
New Jersey Economic Development Authority
 Revenue Bonds
 United Water Incorporated
 Series 1996C (AMBAC) A.M.T.
 11-01-25                            4.88              7,000,000            6,429,780
New Jersey Health Care Facilities Financing Authority
 Revenue Bonds
 AHS Hospital Corporation
 Series 2008A
 07-01-27                            5.00              5,700,000            5,580,471
New Jersey Health Care Facilities Financing Authority
 Revenue Bonds
 AtlantiCare Regional Medical Center
 Series 2007
 07-01-22                            5.00              3,150,000            3,145,118
New Jersey State Turnpike Authority
 Refunding Revenue Bonds
 Series 2000A (MBIA)
 01-01-11                            6.00              7,785,000            8,364,983
New Jersey Transportation Trust Fund Authority
 Prerefunded Revenue Bonds
 Transportation System
 Series 2003C
 06-15-24                            5.50              6,000,000            6,725,820
New Jersey Transportation Trust Fund Authority
 Revenue Bonds
 Transportation System
 Series 2001C (FSA)
 12-15-12                            5.75             10,000,000           11,094,699
Tobacco Settlement Financing Corporation
 Prerefunded Asset-backed Revenue Bonds
 Series 2002
 06-01-37                            6.00             12,770,000           14,308,530
University of Medicine & Dentistry of New Jersey
 Revenue Bonds
 Series 2002A (AMBAC)
 12-01-12                            5.25              1,705,000            1,833,233
                                                                      ---------------
Total                                                                      57,482,634
-------------------------------------------------------------------------------------


NEW MEXICO (0.3%)
New Mexico Mortgage Finance Authority
 Revenue Bonds
 Single Family Mortgage Class I
 Series 2007A (GNMA/FNMA/FHLMC) A.M.T.
 01-01-38                            4.88              8,080,000            6,763,849
-------------------------------------------------------------------------------------


NEW YORK (10.2%)
City of New York
 Prerefunded Unlimited General Obligation Bonds
 Series 2002E
 08-01-16                            5.75                410,000              459,840
City of New York
 Prerefunded Unlimited General Obligation Bonds
 Series 2003J
 06-01-28                            5.25              6,235,000            6,960,504
City of New York
 Unlimited General Obligation Bonds
 Series 2001G (FSA)
 08-01-11                            5.25              5,000,000            5,368,550
City of New York
 Unlimited General Obligation Bonds
 Series 2002E (MBIA)
 08-01-15                            5.63              2,000,000            2,190,520
City of New York
 Unlimited General Obligation Bonds
 Series 2003D
 10-15-20                            5.25              6,520,000            6,814,769
City of New York
 Unlimited General Obligation Bonds
 Series 2004E (FSA)
 11-01-22                            5.00              1,750,000            1,796,585
Metropolitan Transportation Authority
 Refunding Revenue Bonds
 Series 2002A
 11-15-32                            5.75              5,855,000            6,113,264
Metropolitan Transportation Authority
 Revenue Bonds
 Series 2002A (FSA)
 11-15-26                            5.50              4,250,000            4,494,545
New York City Health & Hospital Corporation
 Revenue Bonds
 Health Systems
 Series 2002A (FSA)
 02-15-15                            5.50              5,255,000            5,666,729
New York City Housing Development Corporation
 Revenue Bonds
 Capital Funding Program
 New York City Housing Authority Program
 Series 2005A (FGIC)
 07-01-25                            5.00              3,300,000            3,307,359
New York City Industrial Development Agency
 Revenue Bonds
 Queens Baseball Stadium Pilot
 Series 2006 (AMBAC)
 01-01-24                            5.00              3,000,000            2,996,610
New York City Industrial Development Agency
 Revenue Bonds
 Terminal One Group Association Project
 Series 2005 A.M.T.
 01-01-21                            5.50              6,940,000            6,956,031
 01-01-24                            5.50              5,500,000            5,437,850
New York City Municipal Water Finance Authority
 Revenue Bonds
 Series 2005A
 06-15-39                            5.00              9,000,000            9,056,880
New York City Municipal Water Finance Authority
 Revenue Bonds
 Series 2008DD
 06-15-38                            4.50              3,500,000            3,260,880
New York City Transitional Finance Authority
 Revenue Bonds
 Future Tax Secured
 Series 2001B
 02-01-11                            5.50              5,000,000            5,370,250
New York City Transitional Finance Authority
 Revenue Bonds
 Future Tax Secured
 Series 2003D
 02-01-31                            5.00              4,000,000            4,048,840
New York City Transitional Finance Authority
 Revenue Bonds
 Future Tax Secured
 Series 2004C
 02-01-33                            5.00              4,255,000            4,295,040


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
8 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- PORTFOLIO OF INVESTMENTS AT AUG. 31, 2008

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(e,f)                           RATE              AMOUNT                VALUE(a)
NEW YORK (CONT.)
New York Liberty Development Corporation
 Revenue Bonds
 Goldman Sachs Headquarters
 Series 2005
 10-01-35                            5.25%           $12,000,000          $12,103,559
New York Mortgage Agency
 Revenue Bonds
 Series 2007-140 A.M.T.
 10-01-21                            4.60              3,625,000            3,330,541
New York Mortgage Agency
 Revenue Bonds
 Series 2007-143 A.M.T.
 10-01-27                            4.85              1,605,000            1,431,997
New York State Dormitory Authority
 Revenue Bonds
 Columbia University
 Series 2007C
 07-01-29                            5.00              2,500,000            2,582,800
New York State Dormitory Authority
 Revenue Bonds
 Consolidated City University System
 2nd General Resolution
 Series 1993A
 07-01-18                            5.75              5,500,000            6,126,065
New York State Dormitory Authority
 Revenue Bonds
 Consolidated City University System
 Series 1990D Escrowed to Maturity
 07-01-09                            7.00                745,000              773,325
New York State Dormitory Authority
 Revenue Bonds
 Education
 Series 2005F
 03-15-23                            5.00              4,935,000            5,127,267
New York State Dormitory Authority
 Revenue Bonds
 Education
 Series 2006C
 12-15-31                            5.00              3,250,000            3,318,348
New York State Dormitory Authority
 Revenue Bonds
 Education
 Series 2006D
 03-15-31                            5.00             11,500,000           11,736,324
New York State Dormitory Authority
 Revenue Bonds
 Education
 Series 2007A
 03-15-37                            5.00              3,750,000            3,794,100
New York State Dormitory Authority
 Revenue Bonds
 Mental Health Services Facilities Improvement
 Series 2005E (FGIC)
 02-15-22                            5.00              4,365,000            4,503,371
New York State Dormitory Authority
 Revenue Bonds
 New York University Hospital Center
 Series 2006A
 07-01-20                            5.00              3,500,000            3,340,155
New York State Dormitory Authority
 Revenue Bonds
 New York University Hospital Center
 Series 2007B
 07-01-24                            5.25                500,000              484,290
New York State Dormitory Authority
 Revenue Bonds
 Orange Regional Medical Center
 Series 2008
 12-01-29                            6.13              2,250,000            2,186,258
New York State Dormitory Authority
 Revenue Bonds
 State University Educational Facilities
 Series 1993A
 05-15-13                            5.50             24,530,000           26,639,825
New York State Energy Research & Development Authority
 Revenue Bonds
 New York State Electric & Gas
 Series 1985 (MBIA)
 03-15-15                            4.10              8,600,000            8,655,212
New York State Environmental Facilities Corporation
 Revenue Bonds
 New York City Municipal Water Financing Project
 2nd Resolution
 Series 2004
 06-15-26                            5.00              4,000,000            4,117,200
New York State Environmental Facilities Corporation
 Revenue Bonds
 Revolving Funds
 New York City Municipal Water Project
 Series 2002B
 06-15-31                            5.00              9,000,000            9,095,310
New York State Environmental Facilities Corporation
 Revenue Bonds
 Revolving Funds
 New York City Municipal Water Project
 Series 2002K
 06-15-28                            5.00              9,000,000            9,135,900
New York State Housing Finance Agency
 Refunding Revenue Bonds
 State University Construction
 Series 1986A Escrowed to Maturity
 05-01-13                            6.50              3,500,000            3,944,080
New York State Thruway Authority
 Revenue Bonds
 Series 2001A (FGIC)
 04-01-11                            5.50              7,500,000            8,064,375
New York State Thruway Authority
 Revenue Bonds
 Series 2005G (FSA)
 01-01-24                            5.00              4,000,000            4,161,760
New York State Urban Development Corporation
 Refunding Revenue Bonds
 Service Contract
 Series 2005 (FSA)
 01-01-17                            5.00              9,000,000            9,616,680
Port Authority of New York & New Jersey
 Revenue Bonds
 Consolidated 138th
 Series 2004 (FGIC) A.M.T.
 12-01-12                            5.00              6,000,000            6,292,860
Port Authority of New York & New Jersey
 Revenue Bonds
 Consolidated 146th
 Series 2006 (FSA) A.M.T.
 12-01-23                            4.50              7,500,000            6,951,225
Seneca Nation Indians Capital Improvements Authority
 Revenue Bonds
 Series 2007A
 12-01-16                            5.25              1,750,000(d)         1,671,933
 12-01-23                            5.00              3,000,000(d)         2,586,570
Tobacco Settlement Financing Authority
 Asset-backed Revenue Bonds
 Series 2003A-1
 06-01-16                            5.50              2,500,000            2,568,800
 06-01-19                            5.50              5,000,000            5,297,099
Ulster County Industrial Development Agency
 Revenue Bonds
 Series 2007A
 09-15-37                            6.00              2,000,000            1,865,160
 09-15-42                            6.00              7,000,000            6,441,959
                                                                      ---------------
Total                                                                     262,539,394
-------------------------------------------------------------------------------------


NORTH CAROLINA (3.8%)
City of Charlotte
 Revenue Bonds
 Water & Sewer
 Series 2008
 07-01-26                            5.00              8,450,000(b)         8,850,868
Mecklenburg County
 Unlimited General Obligation Public Improvement Bonds
 Series 2001D
 02-01-14                            4.10              3,600,000            3,767,868
North Carolina Capital Facilities Finance Agency
 Revenue Bonds
 Meredith College
 Series 2008
 06-01-31                            6.00              1,200,000            1,211,328
North Carolina Eastern Municipal Power Agency
 Prerefunded Revenue Bonds
 Series 1986A Escrowed to Maturity
 01-01-17                            5.00              6,220,000            6,776,068
North Carolina Eastern Municipal Power Agency
 Prerefunded Revenue Bonds
 Series 1988A
 01-01-26                            6.00              1,940,000            2,300,297
North Carolina Eastern Municipal Power Agency
 Prerefunded Revenue Bonds
 Series 1989A
 01-01-10                            7.50             15,125,000           16,047,171
North Carolina Eastern Municipal Power Agency
 Refunding Revenue Bonds
 Series 1993B
 01-01-09                            6.13             10,000,000           10,107,600


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
9 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- PORTFOLIO OF INVESTMENTS AT AUG. 31, 2008

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(e,f)                           RATE              AMOUNT                VALUE(a)
NORTH CAROLINA (CONT.)
North Carolina Eastern Municipal Power Agency
 Refunding Revenue Bonds
 Series 2003A
 01-01-11                            5.50%           $15,000,000          $15,609,150
North Carolina Eastern Municipal Power Agency
 Unrefunded Revenue Bonds
 Series 1989A
 01-01-10                            7.50             14,035,000           14,771,557
North Carolina Housing Finance Agency
 Revenue Bonds
 Series 2006A-26 A.M.T.
 01-01-38                            5.50              3,645,000            3,700,550
North Carolina Medical Care Commission
 Revenue Bonds
 1st Mortgage Deerfield
 Series 2008A
 11-01-33                            6.00              4,060,000            4,063,248
North Carolina Municipal Power Agency #1 Catawba
 Revenue Bonds
 Series 2003A
 01-01-11                            5.50              1,000,000            1,054,160
 01-01-12                            5.50              6,500,000            6,950,385
Raleigh Durham Airport Authority
 Revenue Bonds
 Series 2001A (FGIC)
 11-01-11                            5.00              1,900,000            2,007,597
                                                                      ---------------
Total                                                                      97,217,847
-------------------------------------------------------------------------------------


NORTH DAKOTA (0.2%)
Ward County
 Revenue Bonds
 Trinity Obligated Group
 Series 2006
 07-01-25                            5.13              3,250,000            3,049,150
 07-01-29                            5.13              2,650,000            2,435,059
                                                                      ---------------
Total                                                                       5,484,209
-------------------------------------------------------------------------------------


OHIO (4.3%)
Cincinnati City School District
 Limited General Obligation Bonds
 School Improvement
 Series 2002 (FSA)
 06-01-21                            5.25              1,000,000            1,061,130
Cincinnati City School District
 Unlimited General Obligation Refunding Bonds
 Classroom Construction & Improvement
 Series 2006 (FGIC)
 12-01-25                            5.25                500,000              539,000
City of Cleveland
 Limited General Obligation Refunding Bonds
 Series 2005 (AMBAC)
 10-01-23                            5.50                500,000              561,335
City of Cleveland
 Refunding Revenue Bonds
 Series 2001J (FSA)
 01-01-12                            5.38              1,000,000            1,086,490
City of Columbus
 Revenue Bonds
 Series 2008A
 06-01-31                            4.75             17,275,000           17,273,791
Cleveland State University
 Revenue Bonds
 Series 2003A (FGIC)
 06-01-15                            5.00              1,000,000            1,051,920
Cleveland State University
 Revenue Bonds
 Series 2004 (FGIC)
 06-01-24                            5.25                500,000              514,960
Columbus City School District
 Prerefunded Unlimited General Obligation Bonds
 School Facilities Construction & Improvement
 Series 2004 (FSA)
 12-01-29                            5.25                500,000              562,705
County of Cuyahoga
 Refunding Revenue Bonds
 Series 2003A
 01-01-17                            6.00              1,000,000            1,110,110
 01-01-21                            6.00              6,000,000            6,536,580
County of Erie
 Revenue Bonds
 Firelands Regional Medical Center
 Series 2002A
 08-15-32                            5.63              1,245,000            1,249,183
County of Franklin
 Refunding Revenue Bonds
 OhioHealth Corporation
 Series 2003C
 05-15-22                            5.25              5,170,000            5,223,251
 05-15-24                            5.25              3,625,000            3,644,213
County of Franklin
 Refunding Revenue Bonds
 Trinity Health Credit
 Series 2005A
 06-01-20                            5.00              4,250,000            4,294,795
County of Montgomery
 Revenue Bonds
 Catholic Health Initiatives
 Series 2004A
 05-01-30                            5.00              4,750,000            4,620,990
 05-01-32                            5.00              3,750,000            3,608,775
Dayton City School District
 Unlimited General Obligation Bonds
 School Facilities Construction & Improvement
 Series 2003A (FGIC)
 12-01-27                            5.00              4,015,000            4,016,365
Franklin County Convention Facilities Authority
 Refunding Revenue Bonds
 Tax & Lease Anticipation Bond
 Series 2007
 12-01-25                            5.00                500,000              515,665
Kenston Local School District
 Unlimited General Obligation Bonds
 School Improvement
 Series 2003 (MBIA)
 12-01-16                            5.00              1,000,000            1,058,390
Miami County
 Improvement Refunding Revenue Bonds
 Upper Valley Medical Center
 Series 2006
 05-15-26                            5.25              1,915,000            1,826,297
Miami University
 Refunding Revenue Bonds
 Series 2005 (AMBAC)
 09-01-23                            4.75                500,000              503,555
Ohio Housing Finance Agency
 Revenue Bonds
 Residential Mortgage-backed Securities
 Series 2006A (GNMA) A.M.T.
 09-01-26                            4.75              4,365,000            3,879,394
 09-01-36                            4.90              4,030,000            3,403,496
Ohio Municipal Electric Generation Agency
 Refunding Revenue Bonds
 Joint Venture 5
 Series 2004 (AMBAC)
 02-15-24                            4.75              7,980,000            7,868,120
Ohio State Building Authority
 Refunding Revenue Bonds
 State Facilities Adult Correctional
 Series 2001A (FSA)
 10-01-14                            5.50              1,000,000            1,073,750
Ohio State Building Authority
 Revenue Bonds
 State Facilities Adult Correctional
 Series 2005A (FSA)
 04-01-22                            5.00              5,000,000            5,205,350
Ohio State Higher Educational Facility Commission
 Unrefunded Revenue Bonds
 Oberlin
 Series 1999
 10-01-29                            5.00                 85,000               85,398
Port of Greater Cincinnati Development Authority
 Revenue Bonds
 Sisters of Mercy
 Series 2006
 10-01-25                            5.00              1,000,000              948,730
State of Ohio
 Revenue Bonds
 Case Western Reserve University Project
 Series 2006 (MBIA)
 12-01-21                            5.25                250,000              272,468
State of Ohio
 Unlimited General Obligation Bonds
 Common Schools Capital Facilities
 Series 2001A
 06-15-13                            5.00              1,500,000            1,560,675
State of Ohio
 Unlimited General Obligation Bonds
 Common Schools Capital Facilities
 Series 2001B
 09-15-20                            5.00              1,000,000            1,045,890
State of Ohio
 Unlimited General Obligation Bonds
 Higher Education
 Series 2002A
 08-01-18                            5.38              5,000,000            5,288,150
State of Ohio
 Unlimited General Obligation Bonds
 Higher Education
 Series 2005B
 05-01-23                            5.00              6,875,000            7,126,968


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
10 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- PORTFOLIO OF INVESTMENTS AT AUG. 31, 2008

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(e,f)                           RATE              AMOUNT                VALUE(a)
OHIO (CONT.)
State of Ohio
 Unlimited General Obligation Bonds
 Infrastructure Improvement
 Series 2005A
 09-01-21                            5.00%            $5,000,000           $5,259,200
Summit County
 Limited General Obligation Bonds
 Series 2003
 12-01-18                            5.25              1,490,000            1,595,626
Tuscarawas County
 Revenue Bonds
 Twin City Hospital Project
 Series 2007
 11-01-37                            6.35                500,000              458,650
University of Akron
 Revenue Bonds
 Series 2003A (AMBAC)
 01-01-22                            5.00              1,000,000            1,017,480
University of Cincinnati
 Revenue Bonds
 Series 2001A (FGIC)
 06-01-14                            5.50              1,000,000            1,069,260
University of Cincinnati
 Revenue Bonds
 Series 2008C (FSA)
 06-01-25                            5.00              1,000,000            1,041,470
                                                                      ---------------
Total                                                                     109,059,575
-------------------------------------------------------------------------------------


OKLAHOMA (--%)
Oklahoma Municipal Power Authority
 Revenue Bonds
 Series 2001A (FSA)
 01-01-13                            5.00              1,020,000            1,067,828
-------------------------------------------------------------------------------------


OREGON (0.2%)
Clackamas Community College District
 Prerefunded Unlimited General Obligation Bonds
 Series 2001 (FGIC)
 06-15-12                            5.25                920,000              991,742
Port of Portland
 Refunding Revenue Bonds
 Portland International Airport
 Series 2001D (FGIC) A.M.T.
 07-01-11                            5.25              3,335,000            3,442,120
                                                                      ---------------
Total                                                                       4,433,862
-------------------------------------------------------------------------------------


PENNSYLVANIA (1.6%)
City of Pittsburgh
 Unlimited General Obligation Refunding Bonds
 Series 2006B (FSA)
 09-01-15                            5.25             10,000,000           11,050,100
Commonwealth of Pennsylvania
 Unlimited General Obligation Refunding Bonds
 Series 2002
 02-01-12                            5.50              5,970,000            6,526,703
Delaware River Port Authority
 Refunding Revenue Bonds
 Port District Project
 Series 2001A (FSA)
 01-01-12                            5.25              3,130,000            3,382,059
Montgomery County Industrial Development Authority
 Revenue Bonds
 Acts Retirement -- Life Communities
 Series 1998
 11-15-28                            5.25              7,500,000            6,830,100
Northampton County General Purpose Authority
 Revenue Bonds
 St. Lukes Hospital Project
 Series 2008A
 08-15-28                            5.38              4,000,000            3,875,720
Pennsylvania State University
 Refunding Revenue Bonds
 Series 2002
 08-15-16                            5.25              1,000,000            1,122,140
Philadelphia Authority for Industrial Development
 Prerefunded Revenue Bonds
 Series 2001B (FSA)
 10-01-13                            5.50              7,925,000            8,695,786
                                                                      ---------------
Total                                                                      41,482,608
-------------------------------------------------------------------------------------


PUERTO RICO (3.1%)(C)
Commonwealth of Puerto Rico
 Prerefunded Unlimited General Obligation Public
 Improvement Bonds
 Series 2006A
 07-01-27                            5.25              1,290,000            1,465,298
Commonwealth of Puerto Rico
 Unlimited General Obligation Public Improvement Bonds
 Series 2001 (FSA)
 07-01-16                            5.50              2,640,000            2,904,053
Commonwealth of Puerto Rico
 Unlimited General Obligation Public Improvement Bonds
 Series 2003A
 07-01-24                            5.25              1,000,000              994,610
Commonwealth of Puerto Rico
 Unlimited General Obligation Public Improvement Bonds
 Series 2006A
 07-01-23                            5.25              3,750,000            3,738,263
 07-01-24                            5.25              7,250,000            7,210,922
 07-01-26                            5.25              8,200,000            8,143,093
Commonwealth of Puerto Rico
 Unlimited General Obligation Refunding Bonds
 Series 2004A
 07-01-30                            5.00              6,000,000            6,066,360
Puerto Rico Electric Power Authority
 Revenue Bonds
 Series 2007TT
 07-01-32                            5.00              5,500,000            5,335,660
Puerto Rico Highway & Transportation Authority
 Prerefunded Revenue Bonds
 Series 1996Y
 07-01-36                            5.50              5,000,000            5,765,300
Puerto Rico Highway & Transportation Authority
 Prerefunded Revenue Bonds
 Series 2003G
 07-01-42                            5.00              3,445,000            3,797,113
Puerto Rico Highway & Transportation Authority
 Prerefunded Revenue Bonds
 Series 2004J
 07-01-39                            5.13              2,000,000            2,236,220
 07-01-43                            5.13                500,000              559,055
Puerto Rico Highway & Transportation Authority
 Revenue Bonds
 Series 1996Y
 07-01-13                            6.25              1,550,000            1,698,738
Puerto Rico Highway & Transportation Authority
 Revenue Bonds
 Series 2005K
 07-01-19                            5.00              2,500,000            2,480,225
 07-01-20                            5.00             11,130,000           10,977,742
Puerto Rico Highway & Transportation Authority
 Unrefunded Revenue Bonds
 Series 2003G
 07-01-42                            5.00              1,805,000            1,722,836
Puerto Rico Infrastructure Financing Authority
 Refunding Special Tax Bonds
 Series 2005C (AMBAC)
 07-01-23                            5.50              3,900,000            4,019,652
Puerto Rico Public Buildings Authority
 Prerefunded Revenue Bonds
 Government Facilities
 Series 2004I
 07-01-33                            5.25                130,000              142,489
Puerto Rico Public Buildings Authority
 Refunding Revenue Bonds
 Government Facilities
 Series 2002C (XLCA) Escrowed to Maturity
 07-01-13                            5.50              1,000,000            1,052,530
Puerto Rico Public Buildings Authority
 Unrefunded Revenue Bonds
 Government Facilities
 Series 2004I
 07-01-33                            5.25              8,370,000            8,266,380
                                                                      ---------------
Total                                                                      78,576,539
-------------------------------------------------------------------------------------


RHODE ISLAND (0.2%)
Rhode Island Housing & Mortgage Finance Corporation
 Revenue Bonds
 Homeownership Opportunity
 Series 2006-51A
 04-01-33                            4.85              1,340,000            1,231,741
Rhode Island Student Loan Authority
 Revenue Bonds
 Series 2007-2 (AMBAC) A.M.T.
 12-01-37                            4.85              6,000,000            4,702,980
                                                                      ---------------
Total                                                                       5,934,721
-------------------------------------------------------------------------------------


SOUTH CAROLINA (1.3%)
Charleston Educational Excellence Finance Corporation
 Revenue Bonds
 Charleston County School District
 Series 2005
 12-01-30                            5.25              5,500,000            5,565,670


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
11 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- PORTFOLIO OF INVESTMENTS AT AUG. 31, 2008

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(e,f)                           RATE              AMOUNT                VALUE(a)
SOUTH CAROLINA (CONT.)
Cherokee County
 Revenue Bonds
 Spring City Knitting Company Project
 Series 1979
 09-01-09                            7.40%            $1,040,000           $1,065,896
City of Myrtle Beach
 Tax Allocation Bonds
 Myrtle Beach Air Force Base
 Series 2006A
 10-01-26                            5.25              2,000,000            1,679,980
Lexington County
 Prerefunded Revenue Bonds
 Series 2004
 05-01-32                            5.50              4,685,000            5,200,444
South Carolina Educational Facilities Authority
 Revenue Bonds
 Wofford College Project
 Series 2008
 04-01-38                            4.75              4,000,000            3,750,640
South Carolina Jobs-Economic Development Authority
 Revenue Bonds
 Woodlands at Furman Project
 Series 2007A
 11-15-37                            6.00              4,200,000            3,684,576
State of South Carolina
 Unlimited General Obligation Bonds
 State Highway
 Series 2001B
 04-01-12                            4.50              6,000,000            6,345,060
Tobacco Settlement Revenue Management Authority
 Revenue Bonds
 Series 2001B
 05-15-22                            6.00              4,500,000            4,756,680
                                                                      ---------------
Total                                                                      32,048,946
-------------------------------------------------------------------------------------


SOUTH DAKOTA (0.3%)
State of South Dakota
 Revenue Bonds
 Series 1993A (FSA)
 09-01-17                            6.70              7,260,000            8,576,311
-------------------------------------------------------------------------------------


TENNESSEE (0.8%)
Clarksville Natural Gas Acquisition Corporation
 Revenue Bonds
 Series 2006
 12-15-17                            5.00              3,500,000            3,265,395
Tennessee Energy Acquisition Corporation
 Revenue Bonds
 Series 2006A
 09-01-18                            5.25             14,750,000           14,622,118
 09-01-24                            5.25              3,000,000            2,793,930
                                                                      ---------------
Total                                                                      20,681,443
-------------------------------------------------------------------------------------


TEXAS (5.5%)
City of Austin
 Refunding Revenue Bonds
 Series 2002 (FSA)
 11-15-14                            5.50              3,485,000            3,926,375
City of Austin
 Refunding Revenue Bonds
 Series 2008A
 11-15-35                            5.25              8,000,000            8,024,400
City of Corpus Christi
 Limited General Obligation
 Refunding & Improvement Bonds
 Series 2001 (FSA)
 03-01-12                            5.00              3,400,000            3,658,366
City of Houston
 Prerefunded Revenue Bonds
 Junior Lien
 Series 2002B (AMBAC)
 12-01-15                            5.75              5,000,000            5,591,450
College Station Independent School District
 Unlimited General Obligation Bonds
 School Building
 Series 2007 (Permanent School Fund Guarantee)
 08-15-26                            5.00              4,585,000            4,723,100
Corpus Christi Business & Job Development Corporation
 Improvement Refunding Revenue Bonds
 Arena Project
 Series 2002 (AMBAC)
 09-01-25                            5.00              3,550,000            3,545,953
Fort Bend Independent School District
 Unlimited General Obligation Refunding Bonds
 School Building
 Series 2008 (Permanent School Fund Guarantee)
 08-15-34                            4.75              5,600,000            5,437,208
Fort Bend Independent School District
 Unlimited General Obligation Refunding Bonds
 Series 2004A (Permanent School Fund Guarantee)
 08-15-26                            5.25              4,000,000            4,123,640
Fort Worth Independent School District
 Unlimited General Obligation Bonds
 Series 2008 (Permanent School Fund Guarantee)
 02-15-27                            5.00              4,865,000            5,012,847
Harris County Flood Control District
 Prerefunded Limited General Obligation Bonds
 Series 2004A
 10-01-23                            5.25              5,000,000            5,603,950
Klein Independent School District
 Unlimited General Obligation Refunding Bonds
 Schoolhouse
 Series 2008A (Permanent School Fund Guarantee)
 08-01-33                            5.00             15,000,000           15,163,200
North Central Texas Health Facility
 Development Corporation
 Revenue Bonds
 Hospital Baylor Health Care System Project
 Series 2001A
 05-15-29                            5.13              2,000,000            1,946,340
North Texas Tollway Authority
 Refunding Revenue Bonds
 1st Tier
 Series 2008A
 01-01-33                            5.63              6,000,000            5,878,800
Northside Independent School District
 Unlimited General Obligation Refunding Bonds
 Series 2001 (Permanent School Fund Guarantee)
 02-15-12                            5.50              3,720,000            3,965,557
SA Energy Acquisition Public Facility Corporation
 Revenue Bonds
 Gas Supply
 Series 2007
 08-01-15                            5.25              4,000,000            4,044,920
 08-01-17                            5.25              5,000,000            5,000,150
Southwest Higher Education Authority
 Prerefunded Revenue Bonds
 Southern Methodist University Project
 Series 2002 (AMBAC)
 10-01-15                            5.50              3,420,000            3,795,961
State of Texas
 Unlimited General Obligation Bonds
 Transportation Community-Mobility Fund
 Series 2007
 04-01-34                            4.75              6,545,000            6,383,797
Tarrant County Cultural Education Facilities Finance Corporation
 Refunding Revenue Bonds
 Texas Health Resources
 Series 2007A
 02-15-26                            5.00              8,000,000            7,746,320
Tarrant County Cultural Education Facilities Finance Corporation
 Revenue Bonds
 Series 2008
 08-15-28                            5.25              5,000,000            4,914,900
Tomball Independent School District
 Unlimited General Obligation Refunding Bonds
 School Building
 Series 2008 (Permanent School Fund Guarantee)
 02-15-33                            4.75             28,500,000           27,617,354
West Central Regional Housing Finance Corporation
 Revenue Bonds
 Mortgage-backed Securities Program
 Series 2007A (GNMA/FNMA/FHLMC) A.M.T.
 12-01-39                            5.35              2,805,816            2,641,788
Wylie Independent School District
 Unlimited General Obligation Refunding Bonds
 Zero Coupon
 Series 2001 (Permanent School Fund Guarantee)
 08-15-12                            4.80              3,385,000(l)         2,976,871
                                                                      ---------------
Total                                                                     141,723,247
-------------------------------------------------------------------------------------


UTAH (0.2%)
Community of Eagle Mountain
 Special Assessment Bonds
 Special Improvement District #2000-1
 Series 2006
 02-01-21                            8.25              3,009,000            3,134,505
Utah Housing Corporation
 Revenue Bonds
 Series 2003A-1 A.M.T.
 07-01-24                            5.13              1,745,000            1,786,740
                                                                      ---------------
Total                                                                       4,921,245
-------------------------------------------------------------------------------------


VIRGINIA (1.1%)
City of Hampton
 Revenue Bonds
 Series 2002 (AMBAC)
 01-15-28                            5.13             10,750,000           10,822,562


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
12 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- PORTFOLIO OF INVESTMENTS AT AUG. 31, 2008

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(e,f)                           RATE              AMOUNT                VALUE(a)
VIRGINIA (CONT.)
Fredericksburg Economic Development Authority
 Refunding Revenue Bonds
 Medicorp Health System Obligation
 Series 2007
 06-15-16                            5.00%            $4,040,000           $4,182,046
Tobacco Settlement Financing Corporation
 Asset-backed Revenue Bonds
 Series 2005
 06-01-26                            5.50              5,200,000            5,793,320
Tobacco Settlement Financing Corporation
 Prerefunded Asset-backed Revenue Bonds
 Series 2005
 06-01-37                            5.63              5,500,000            6,174,575
                                                                      ---------------
Total                                                                      26,972,503
-------------------------------------------------------------------------------------


WASHINGTON (2.7%)
City of Tacoma
 Refunding Revenue Bonds
 Series 2001B (FSA)
 01-01-12                            5.50              5,000,000            5,433,950
Clark County
 Unrefunded Revenue Bonds
 Series 2001B (AMBAC)
 12-01-12                            5.25              2,105,000            2,268,516
NJB Properties
 Revenue Bonds
 King County Washington Project
 Series 2006A
 12-01-25                            5.00              6,445,000            6,606,641
 12-01-26                            5.00              7,290,000            7,452,712
 12-01-27                            5.00              3,660,000            3,726,612
Skagit County Public Hospital District #1
 Revenue Bonds
 Series 2007
 12-01-28                            5.75              1,500,000            1,424,400
 12-01-32                            5.75              2,000,000            1,850,200
Snohomish County Public Utility District #1
 Refunding Revenue Bonds
 Generation System
 Series 1986A Escrowed to Maturity
 01-01-20                            5.00             17,750,000           19,405,365
Spokane Public Facilities District
 Revenue Bonds
 Series 2003 (MBIA)
 12-01-28                            5.75              3,195,000            3,404,880
Tobacco Settlement Authority of Washington
 Asset-backed Revenue Bonds
 Series 2002
 06-01-26                            6.50              1,140,000            1,137,116
Washington Public Power Supply System
 Revenue Bonds
 Linked Pars & Inflos
 Series 1993 Escrowed to Maturity (FSA)
 07-01-11                            5.75             10,000,000(j)        10,546,300
Washington State Housing Finance Commission
 Revenue Bonds
 Single Family Program
 Series 2007-3A (GNMA/FNMA/FHLMC) A.M.T.
 12-01-38                            4.90              5,470,000            4,587,853
                                                                      ---------------
Total                                                                      67,844,545
-------------------------------------------------------------------------------------


WISCONSIN (3.2%)
Badger Tobacco Asset Securitization Corporation
 Asset-backed Revenue Bonds
 Series 2002
 06-01-27                            6.13             11,005,000           10,918,941
 06-01-32                            6.38              4,740,000            4,793,183
Franklin
 Revenue Bonds
 Waste Management
 Series 2003 A.M.T.
 04-01-16                            4.95             16,000,000(k)        14,621,440
Wisconsin Health & Educational Facilities Authority
 Refunding Revenue Bonds
 Wheaton Healthcare
 Series 2006B
 08-15-24                            5.13             15,910,000           13,948,773
 08-15-25                            5.13             15,500,000           13,498,485
Wisconsin Health & Educational Facilities Authority
 Revenue Bonds
 Medial College Wisconsin
 Series 2008A
 12-01-35                            5.25             14,400,000           13,854,096
Wisconsin Health & Educational Facilities Authority
 Revenue Bonds
 Riverview Hospital Association
 Series 2008
 04-01-33                            5.75              6,000,000            5,897,340
 04-01-38                            5.75              4,000,000            3,899,880
                                                                      ---------------
Total                                                                      81,432,138
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(Cost: $2,447,735,881)                                                 $2,457,859,119
-------------------------------------------------------------------------------------



MUNICIPAL BONDS HELD IN TRUST (5.9%)(h)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(e,f)                           RATE              AMOUNT                VALUE(a)
ARIZONA (1.1%)
Austin Trust Various States
 Revenue Bonds
 Series 2008
 01-01-33                            5.00%           $28,800,000(d)       $29,357,856
-------------------------------------------------------------------------------------


ARKANSAS (0.1%)
Arkansas Development Finance Authority
 Revenue Bonds
 Series 2001 (GNMA/FNMA) A.M.T.
 07-01-33                            5.30              2,625,000            2,661,461
-------------------------------------------------------------------------------------


CALIFORNIA (1.4%)
Austin Trust Various States
 Certificate of Participation
 Series 2008 (FSA)
 05-01-33                            5.00              5,500,000            5,571,225
San Diego Unified School District
 Series 2000
 07-01-20                            5.13              9,560,000           10,024,598
 07-01-21                            5.13              5,595,000            5,867,477
 07-01-22                            5.13              4,120,000            4,320,157
San Francisco City & County Airports Commission
 Series 2000 A.M.T.
 05-01-14                            5.75              3,250,000            3,437,558
 05-01-15                            5.75              3,450,000            3,609,804
 05-01-16                            5.88              3,660,000            3,771,703
                                                                      ---------------
Total                                                                      36,602,522
-------------------------------------------------------------------------------------


DISTRICT OF COLUMBIA (0.2%)
Metropolitan Washington Airports Authority
 Revenue Bonds
 Series 2001 (MBIA) A.M.T.
 10-01-27                            5.50              5,000,000            5,012,400
-------------------------------------------------------------------------------------


INDIANA (0.1%)
Indiana Housing Finance Authority
 Revenue Bonds
 Series 2001 (GNMA/FNMA) A.M.T.
 07-01-33                            5.55              2,930,000            2,753,710
-------------------------------------------------------------------------------------


IOWA (0.3%)
Iowa Finance Authority
 Revenue Bonds
 Series 2001 (GMNA/FNMA) A.M.T.
 07-01-33                            5.50              7,245,000            6,762,976
-------------------------------------------------------------------------------------


MISSOURI (0.1%)
Missouri Housing Development Commission
 Revenue Bonds
 Series 2001 (GNMA/FNMA) A.M.T.
 09-01-33                            5.50              2,310,000            2,365,350
-------------------------------------------------------------------------------------


NEW YORK (0.5%)
New York Mortgage Agency
 Revenue Bonds
 Series 2002 A.M.T.
 04-01-32                            5.40             14,845,000           13,762,585
-------------------------------------------------------------------------------------


NORTH CAROLINA (0.3%)
North Carolina Housing Finance Agency
 Revenue Bonds
 Series 2002 A.M.T.
 01-01-34                            5.35              7,355,000            6,717,354
-------------------------------------------------------------------------------------


TEXAS (1.3%)
City of Houston
 Revenue Bonds
 Series 2000 (FSA) A.M.T.
 07-01-18                            5.50             13,050,000           13,082,749
 07-01-19                            5.50              8,000,000            8,032,314
Texas Department of Housing & Community Affairs
 Revenue Bonds
 Series 2002 (MBIA) A.M.T.
 09-01-33                            5.55              5,655,000            5,266,460
 03-01-34                            5.55              6,405,000            5,953,227
                                                                      ---------------
Total                                                                      32,334,750
-------------------------------------------------------------------------------------




See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
13 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- PORTFOLIO OF INVESTMENTS AT AUG. 31, 2008

MUNICIPAL BONDS HELD IN TRUST (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(e,f)                           RATE              AMOUNT                VALUE(a)


WASHINGTON (0.5%)
State of Washington
 Unlimited General Obligation Bonds
 2nd Series 2000
 07-01-19                            5.63%           $11,925,000          $12,675,122
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS HELD IN TRUST
(Cost: $151,732,040)                                                     $151,006,086
-------------------------------------------------------------------------------------



MUNICIPAL NOTES (1.0%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUE(e,f,g)                         YIELD            MATURITY               VALUE(a)
CALIFORNIA (0.2%)
California State Department of Water Resources
 Revenue Bonds
 V.R.D.N. Series 2002B-3 (Bank of New York)
 05-01-22                            2.10%            $1,800,000           $1,800,000
-------------------------------------------------------------------------------------


MICHIGAN (--%)
University of Michigan
 Refunding Revenue Bonds
 University of Michigan Hospitals
 V.R.D.N. Series 1992A
 12-01-19                            2.55                900,000              900,000
-------------------------------------------------------------------------------------


MINNESOTA (0.8%)
City of Minneapolis
 Refunding Revenue Bonds
 Fairview Health Services
 V.R.D.N. Series 2005B
 (Royal Bank of Canada) AMBAC
 11-15-29                            8.00             16,000,000           16,000,000
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 St. Olaf College
 V.R.D.N. 5th Series 2000H (Harris Trust & Savings Bank)
 10-01-30                            2.45              2,625,000            2,625,000
                                                                      ---------------
Total                                                                      18,625,000
-------------------------------------------------------------------------------------


MISSISSIPPI (--%)
County of Jackson
 Revenue Bonds
 Chevron USA Incorporated Project
 V.R.D.N. Series 1992
 12-01-16                            2.55                550,000              550,000
-------------------------------------------------------------------------------------


NEW YORK (--%)
City of New York
 Unlimited General Obligation Bonds
 V.R.D.N. Sub Series 2005E-2 (Bank of America)
 08-01-34                            2.30              1,000,000            1,000,000
-------------------------------------------------------------------------------------


TENNESSEE (--%)
Clarksville Public Building Authority
 Revenue Bonds
 Pooled Financing
 Tennessee Municipal Bond Fund
 V.R.D.N. Series 2001 (Bank of America)
 07-01-31                            2.45                700,000              700,000
Clarksville Public Building Authority
 Revenue Bonds
 Pooled Financing
 Tennessee Municipal Bond Fund
 V.R.D.N. Series 2003 (Bank of America)
 01-01-33                            2.45                510,000              510,000
                                                                      ---------------
Total                                                                       1,210,000
-------------------------------------------------------------------------------------


TEXAS (--%)
Harris County Industrial Development Corporation
 Revenue Bonds
 Exxon Mobil Corporation
 V.R.D.N. Series 1984
 03-01-24                            2.20                300,000              300,000
-------------------------------------------------------------------------------------


WYOMING (--%)
Uinta County
 Refunding Revenue Bonds
 Chevron USA Incorporated Project
 V.R.D.N Series 1993
 08-15-20                            2.30                500,000              500,000
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL NOTES
(Cost: $24,885,000)                                                       $24,885,000
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $2,624,352,921)(m)                                              $2,633,750,205
=====================================================================================



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated May 31, 2008.

(b) At Aug. 31, 2008, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $19,734,292.

(c) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 3.1% of net assets at Aug. 31, 2008.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Aug. 31, 2008, the value of these securities amounted to $36,300,429 or 1.4% of net assets.

(e) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

ACA    --   ACA Financial Guaranty Corporation
AMBAC  --   Ambac Assurance Corporation
BIG    --   Bond Investors Guarantee
CGIC   --   Capital Guaranty Insurance Company
CIFG   --   IXIS Financial Guaranty
FGIC   --   Financial Guaranty Insurance Company
FHA    --   Federal Housing Authority
FHLMC  --   Federal Home Loan Mortgage Corporation
FNMA   --   Federal National Mortgage Association
FSA    --   Financial Security Assurance
GNMA   --   Government National Mortgage Association
MBIA   --   MBIA Insurance Corporation
XLCA   --   XL Capital Assurance





--------------------------------------------------------------------------------
14 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- PORTFOLIO OF INVESTMENTS AT AUG. 31, 2008

(f)  The following abbreviations may be used in the portfolio descriptions:

A.M.T.    --   Alternative Minimum Tax -- At Aug. 31, 2008, the value
               of securities subject to alternative minimum tax
               represented 11.8% of net assets.
B.A.N.    --   Bond Anticipation Note
C.P.      --   Commercial Paper
R.A.N.    --   Revenue Anticipation Note
T.A.N.    --   Tax Anticipation Note
T.R.A.N.  --   Tax & Revenue Anticipation Note
V.R.      --   Variable Rate
V.R.D.B.  --   Variable Rate Demand Bond
V.R.D.N.  --   Variable Rate Demand Note


(g) The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2008.

(h) Municipal Bonds Held in Trust -- The Fund enters into transactions (which may be referred to as inverse floater program transactions) in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts' assets and cash flows, which are in the form of inverse floating rate securities. The trusts fund the purchases of the municipal bonds by issuing short-term floating rate notes to third parties. The municipal bonds transferred to the trusts remain in the Fund's Investment in Securities

(i) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on Aug. 31, 2008. At Aug. 31, 2008, the value of inverse floaters represented 0.4% of net assets.

(j) This security may be separated into floating and inverse floating rate securities which may be traded separately.

(k) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2008.

(l) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(m) At Aug. 31, 2008, the cost of securities for federal income tax purposes was approximately $2,526,768,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                     $89,212,000
Unrealized depreciation                                                     (79,815,000)
---------------------------------------------------------------------------------------
Net unrealized appreciation                                                  $9,397,000
---------------------------------------------------------------------------------------


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table is a summary of the inputs used to value the Fund's investments as of Aug. 31, 2008:

                                                                     FAIR VALUE AT AUG. 31, 2008
                                                  ----------------------------------------------------------------
                                                       LEVEL 1          LEVEL 2
                                                    QUOTED PRICES        OTHER          LEVEL 3
                                                      IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                     MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                       IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
------------------------------------------------------------------------------------------------------------------
Investments in securities                                $--         $2,633,750,205       $--       $2,633,750,205




HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.



--------------------------------------------------------------------------------
15 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- PORTFOLIO OF INVESTMENTS AT AUG. 31, 2008

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RiverSource Tax-Exempt Income Series, Inc.
(Registrant)


By  /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date October 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date October 30, 2008


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial Officer

Date October 30, 2008